THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 88.2%	Shares	Value
Communications - 2.3%
Alphabet, Inc. - Class A (a)	4,000	$ 352,920
Alphabet, Inc. - Class C (a)	12,840	1,139,293
		1,492,213
Consumer Discretionary - 9.2%
Amazon.com, Inc. (a)	14,000	1,176,000
Home Depot, Inc. (The)	5,000	1,579,300
Lowe's Companies, Inc.	5,500	1,095,820
McDonald's Corporation	5,000	1,317,650
NIKE, Inc. - Class B	6,500	760,565
		5,929,335
Consumer Staples - 5.1%
Archer-Daniels-Midland Company	1,000	92,850
Bunge Ltd.	1,000	99,770
Cal-Maine Foods, Inc.	1,000	54,450
Coca-Cola Company (The)	3,500	222,635
Colgate-Palmolive Company	2,500	196,975
Ingles Markets, Inc. - Class A	1,500	144,690
Kroger Company (The)	10,000	445,800
Procter & Gamble Company (The)	4,000	606,240
Walmart, Inc.	10,000	1,417,900
		3,281,310
Energy - 5.7%
APA Corporation	6,000	280,080
Cheniere Energy, Inc.	6,000	899,760
Chevron Corporation	3,500	628,215
Devon Energy Corporation	13,500	830,385
ONEOK, Inc.	7,000	459,900
Phillips 66	2,000	208,160
Shell plc - ADR	6,600	375,870
		3,682,370
Financials - 11.7%
Aflac, Inc.	16,000	1,151,040
Ares Management Corporation - Class A	5,000	342,200
Blackstone, Inc.	14,500	1,075,755
Brookfield Asset Management Ltd. (a)	7,000	200,690
Brookfield Corporation	28,000	880,880
CME Group, Inc.	3,500	588,560
Intercontinental Exchange, Inc.	1,500	153,885
JPMorgan Chase & Company	20,000	2,682,000
Marsh & McLennan Companies, Inc.	2,500	413,700
		7,488,710
Health Care - 10.1%
Abbott Laboratories	9,500	1,043,005
AbbVie, Inc.	11,500	1,858,515

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.2% (Continued)	Shares	Value
Health Care - 10.1% (Continued)
Bio-Techne Corporation	27,500	$ 2,279,200
Edwards Lifesciences Corporation (a)	4,800	358,128
Thermo Fisher Scientific, Inc.	900	495,621
UnitedHealth Group, Inc.	800	424,144
		6,458,613
Industrials - 14.9%
Emerson Electric Company	6,500	624,390
General Dynamics Corporation	5,200	1,290,172
Honeywell International, Inc.	9,000	1,928,700
Lockheed Martin Corporation	6,000	2,918,940
Quanta Services, Inc.	3,000	427,500
Raytheon Technologies Corporation	13,500	1,362,420
TE Connectivity Ltd.	9,000	1,033,200
		9,585,322
Materials - 5.4%
Albemarle Corporation	5,000	1,084,300
Corteva, Inc.	3,000	176,340
Freeport-McMoRan, Inc.	25,000	950,000
Glencore plc - ADR	25,000	333,000
ICL Group Ltd.	10,000	73,100
International Paper Company	5,000	173,150
Linde plc	800	260,944
Mosaic Company (The)	6,000	263,220
Nucor Corporation	1,000	131,810
		3,445,864
Real Estate - 2.5%
Mid-America Apartment Communities, Inc.	10,000	1,569,900

Technology - 18.7%
Accenture plc - Class A	4,000	1,067,360
Apple, Inc.	13,500	1,754,055
ASML Holding N.V.	500	273,200
Mastercard, Inc. - Class A	2,000	695,460
Microsoft Corporation	9,000	2,158,380
NVIDIA Corporation	16,000	2,338,240
ON Semiconductor Corporation (a)	4,000	249,480
QUALCOMM, Inc.	6,000	659,640
Skyworks Solutions, Inc.	8,000	729,040
Texas Instruments, Inc.	6,200	1,024,364
Visa, Inc. - Class A	5,000	1,038,800
		11,988,019
Utilities - 2.6%
Constellation Energy Corporation	1,700	146,557
NextEra Energy, Inc.	1,100	91,960
Southern Company (The)	3,200	228,512

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.2% (Continued)	Shares	Value
Utilities - 2.6% (Continued)
WEC Energy Group, Inc.	13,000	$ 1,218,880
		1,685,909

Total Common Stocks (Cost $23,793,885)		$ 56,607,565

EXCHANGE-TRADED FUNDS - 0.7%	Shares	Value
Invesco S&P 500 Equal Weight ETF (Cost $416,545)	3,000	$ 423,750

MONEY MARKET FUNDS - 11.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.06% (b) (Cost $7,127,972)	7,127,972	$ 7,127,972

Total Investments at Value - 100.0% (Cost $31,338,402)		$ 64,159,287

Other Assets in Excess of Liabilities - 0.0% (c)		15,027

Net Assets - 100.0%		$ 64,174,314

ADR	- American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2022.
(c)	Percentage rounds to less than 0.1%.

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

COMMON STOCKS - 84.7%	Shares	Value
Consumer Discretionary - 2.3%
Gildan Activewear, Inc.	10,000	$ 274,000
Hasbro, Inc.	2,500	152,525
Service Corporation International	13,000	898,820
		1,325,345
Consumer Staples - 4.6%
Bunge Ltd.	3,000	299,310
Cal-Maine Foods, Inc.	2,000	108,900
Celsius Holdings, Inc. (a)	12,000	1,248,480
Church & Dwight Company, Inc.	9,000	725,490
Ingles Markets, Inc. - Class A	1,500	144,690
Molson Coors Beverage Company - Class B	4,000	206,080
		2,732,950
Energy - 7.2%
APA Corporation	9,000	420,120
Denbury, Inc. (a)	1,500	130,530
Devon Energy Corporation	10,000	615,100
Enphase Energy, Inc. (a)	6,000	1,589,760
Marathon Oil Corporation	21,000	568,470
Northern Oil and Gas, Inc.	5,000	154,100
ONEOK, Inc.	3,500	229,950
Ovintiv, Inc.	6,000	304,260
Targa Resources Corporation	1,750	128,625
Vertex Energy, Inc. (a)	11,500	71,300
		4,212,215
Financials - 17.6%
American Financial Group, Inc.	8,600	1,180,608
Ares Management Corporation - Class A	6,500	444,860
Arthur J. Gallagher & Company	8,000	1,508,320
B. Riley Financial, Inc.	2,500	85,500
Berkley (W.R.) Corporation	16,762	1,216,419
Brown & Brown, Inc.	20,000	1,139,400
CME Group, Inc.	5,000	840,800
Intercontinental Exchange, Inc.	9,000	923,310
Morgan Stanley	8,565	728,196
Nasdaq, Inc.	24,000	1,472,400
Old Republic International Corporation	24,400	589,260
Voya Financial, Inc.	4,000	245,960
		10,375,033
Health Care - 13.0%
Bio-Rad Laboratories, Inc. - Class A (a)	1,500	630,735
Bio-Techne Corporation	16,000	1,326,080
Centene Corporation (a)	6,000	492,060
Charles River Laboratories International, Inc. (a)	4,500	980,550
Chemed Corporation	2,500	1,276,075
Laboratory Corporation of America Holdings	2,574	606,126

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.7% (Continued)	Shares	Value
Health Care - 13.0% (Continued)
Penumbra, Inc. (a)	2,000	$ 444,920
ResMed, Inc.	1,200	249,756
Teleflex, Inc.	3,950	986,038
Waters Corporation (a)	2,000	685,160
		7,677,500
Industrials - 16.7%
AMETEK, Inc.	2,350	328,342
C.H. Robinson Worldwide, Inc.	4,000	366,240
Donaldson Company, Inc.	13,000	765,310
Expeditors International of Washington, Inc.	8,000	831,360
Fastenal Company	18,000	851,760
Graco, Inc.	13,000	874,380
Jacobs Solutions, Inc.	8,475	1,017,593
L3Harris Technologies, Inc.	5,400	1,124,334
MasTec, Inc. (a)	5,700	486,381
MSC Industrial Direct Company, Inc. - Class A	5,000	408,500
National Instruments Corporation	12,000	442,800
nVent Electric plc	2,900	111,563
Pentair plc	2,900	130,442
Snap-on, Inc.	1,475	337,023
Waste Connections, Inc.	10,500	1,391,880
Woodward, Inc.	3,900	376,779
		9,844,687
Materials - 10.2%
Albemarle Corporation	6,700	1,452,962
American Vanguard Corporation	6,000	130,260
Ashland, Inc.	6,000	645,180
ATI, Inc. (a)	2,000	59,720
CF Industries Holdings, Inc.	1,000	85,200
ICL Group Ltd.	17,000	124,270
Livent Corporation (a)	2,000	39,740
Martin Marietta Materials, Inc.	3,000	1,013,910
Packaging Corporation of America	6,000	767,460
Steel Dynamics, Inc.	14,000	1,367,800
Valvoline, Inc.	9,236	301,555
		5,988,057
Real Estate - 4.0%
Mid-America Apartment Communities, Inc.	15,000	2,354,850

Technology - 9.1%
Advanced Micro Devices, Inc. (a)	1,464	94,823
Analog Devices, Inc.	3,671	602,154
ANSYS, Inc. (a)	3,000	724,770
Arrow Electronics, Inc. (a)	9,100	951,587
Broadridge Financial Solutions, Inc.	3,500	469,455
Lam Research Corporation	1,075	451,823

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.7% (Continued)	Shares	Value
Technology - 9.1% (Continued)
Microchip Technology, Inc.	8,800	$ 618,200
NVIDIA Corporation	10,000	1,461,400
		5,374,212

Total Common Stocks (Cost $16,310,926)		$ 49,884,849

EXCHANGE-TRADED FUNDS - 0.6%	Shares	Value
Invesco S&P MidCap 400 Equal Weight ETF (Cost $331,084)	4,000	$ 334,851

MONEY MARKET FUNDS - 14.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.06% (b) (Cost $8,594,411)	8,594,411	$ 8,594,411

Total Investments at Value - 99.9% (Cost $25,236,421)		$ 58,814,111

Other Assets in Excess of Liabilities - 0.1%		34,113

Net Assets - 100.0%		$ 58,848,224

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2022.